Key Management Personnel Compensation - Disclosure of Key Management Personnel Compensation (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Key management personnel compensation [abstract]
Short-term employee compensation	$ 3,717,144	$ 2,535,550	$ 2,269,030
Post-employment benefits	71,876	69,039	51,982
Other long-term benefits	33,133	22,241	9,480
Share-based payments	1,899,827	2,819,133	1,298,208
Total key management personnel compensation	$ 5,721,980	$ 5,445,963	$ 3,628,700